UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07434

                         The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610-941-0888

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report *June 30, 2014*

Stratton
MUTUAL FUNDS

DEAR FELLOW SHAREHOLDER:

Following the first quarter’s deep freeze, driven by severe winter weather, the second quarter of 2014 highlighted a solid rebound in economic activity and equity performance, bringing the Russell 3000® Index return to a more-than-respectable +6.94% through the first half of the year. Leadership within the equity market during the six months ended June 30, 2014 represented somewhat of a reversal from 2013’s “risk on” bias, as Utilities and REITs outperformed the broad market. In addition to playing “catch-up” in terms of relative performance, these traditionally more defensive and interest rate-sensitive sectors were largely propelled by a decline in interest rates worldwide, driven by a cloudy global growth picture and rising geopolitical tensions. Lower interest rates in the U.S. over the past six months likely came as a surprise to a majority of market participants after witnessing last year’s notable rise, which was induced by the ongoing domestic economic expansion.

Following dismal first quarter GDP results of -2.9%, domestic economic data has been much stronger, strengthening the case that the weak first quarter results were largely weather-related. The second quarter witnessed an acceleration of industrial manufacturing activity, increased credit availability, ongoing job creation, and even nascent signs of a pickup in real wages. Auto sales rebounded as expected in May, driven by pent up demand, but then followed through in June with continued strength beyond expectations. Unemployment claims also continue to drift lower, representing sustained progress in the job market.

All things considered, we estimate that current economic data are supportive of higher domestic economic growth than recorded during the first quarter, and possibly even a modest acceleration from the roughly 2% growth rate to which we have become accustomed. Stock market performance will likely be highly dependent on future earnings growth prospects and company commentary during the second quarter earnings season will be very telling. Our expectation is for management teams to acknowledge a rebound in results during the second quarter yet maintain a cautiously optimistic view of the future. We will listen with particular interest for direction and sentiment regarding future growth and expansion plans, especially in light of recent improvement in business confidence surveys. It is our view that if these surveys are directionally accurate, the prospect for an acceleration of earnings growth, and continued positive equity performance, is quite good.

Sincerely yours,

Gerald M. Van Horn, CFA

      Chairman

June 30, 2014

Distributed by Foreside Funds Distributors LLC, Berwyn, PA 19312.

Date of first use, August 2014. This report is to be preceded or accompanied by a Prospectus.

All indices are unmanaged groupings of stocks that are not available for investment.

PORTFOLIO MANAGER’S COMMENTARY

Stratton Mid Cap Value Fund — Shawn M. Gallagher, CFA, President

Effective May 1, 2013, the Fund’s investment strategy was changed to focus exclusively on the mid cap segment of the U.S. equity market. In conjunction with this strategy change, the Fund was renamed the Stratton Mid Cap Value Fund (previously known as the Stratton Multi-Cap Fund). Within the U.S. equity universe, it is our view that the Mid Cap segment is unique, as it offers an attractive mix of growth and stability. In our view, compared to smaller companies, mid-size companies are more likely to have proven business models and greater financial flexibility, yet in many cases, still have the potential for rapid growth. To reiterate, other than our increased focus on the Mid Cap segment of the U.S. equity market, the Fund’s philosophy, investment process, and primary objective of long-term capital growth, remains the same.

Positive momentum for U.S. stocks continued during the first half of 2014, as absolute gains were widespread across the size and style spectrum. The Stratton Mid Cap Value Fund posted a total return, net of fees, of +7.46%. Comparatively, the Russell Midcap® Value Index delivered a total return of +11.14%. The commonly-followed S&P 500® Index returned +7.14%. Since its strategy change on May 1, 2013, the Stratton Mid Cap Value Fund has posted an annualized return of +26.88%, versus +23.91% for the Russell Midcap® Value Index.

The Stratton Mid Cap Value Fund’s positive absolute performance during the first six months of 2014 was led by outperformance from its holdings in the Technology, Health Care and Energy sectors. Within these sectors, standout performers included Skyworks Solutions, Inc. (1.8%), Continental Resources, Inc. (1.6%), Superior Energy Services, Inc. (1.5%), and Actavis Plc (2.2%). Fund holdings within the Utilities and Consumer Discretionary sectors lagged during the period primarily due to underperformance by the lone utility, Southwest Gas Corp. (2.2%), as well as lackluster results from retailer Bed Bath & Beyond (eliminated in early April).

In regard to the Fund’s relative performance during the six month period ended June 30, 2014, compared to the Russell Midcap® Value Index, the effects from both stock selection and sector allocation were negative on a net basis. The Fund’s significant underweight positions in Utilities and Real Estate were, by far, the biggest detractors from relative performance. Propelled by a decline in worldwide interest rates, driven by a combination of rising geopolitical tensions and mixed signals for global growth, Utilities and REITs were the top performing areas within the index for the first half of the year as investors embraced equities with higher dividend yields and “defensive” characteristics. Despite this short-term performance headwind, we maintain our underweight positions in these areas as we believe that significantly better opportunities lie elsewhere within the mid cap equity space, in terms of both value and growth.

Our outlook remains largely unchanged as the Fund remains positioned for a favorable equity environment. We expect domestic economic data to continue its positive trend and, moreover, we expect the U.S. economy to exhibit relative stability versus the rest of the world, helped in large-part by the low inflationary environment. We continue to focus on companies and industries benefitting from domestic secular tailwinds, such as the increasingly competitive U.S. manufacturing sector, the U.S. unconventional energy revolution, and the U.S. housing recovery.

PORTFOLIO MANAGER’S COMMENTARY

Stratton Mid Cap Value Fund — Shawn M. Gallagher, CFA, President

Portfolio holdings are as of 6/30/14. They are subject to change and risk at any time. The Fund invests primarily in stocks of mid cap companies which may be subject to greater earnings and price volatility in comparison to larger companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. The Fund may invest in undervalued stocks which may affect the Fund’s value if the stocks do not appreciate as anticipated or remain undervalued for longer than anticipated. The Fund may invest in Real Estate Investment Trusts (“REITs”) which may be negatively affected by conditions in the real estate industry, such as declining property values due to unanticipated economic developments. Investors may incur a fee of 1.50% if shares are redeemed or exchanged within 120 days of purchase.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

STRATTON MID CAP VALUE FUND, THE RUSSELL MIDCAP® VALUE INDEX1,

THE RUSSELL MIDCAP® INDEX2 AND THE RUSSELL 3000® VALUE INDEX3

TEN YEAR PERFORMANCE (6/30/04 - 6/30/14)4

[1]

The Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

[2]

The Russell Midcap® Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. It is not possible to invest directly in an index.

[3]

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of June 30, 2014) of the investable U.S. equity market. It is not possible to invest directly in an index.

[4]

Effective May 1, 2013, the benchmark of the Fund was changed from the Russell 3000® Value Index to the Russell Midcap® Value Index. The Fund’s broad-based securities market index was changed to provide a more accurate comparison of the Fund’s performance against the returns of an index comprised of securities with similar characteristics to those of the Fund. It is not possible to invest directly in an index.

[5]	The Fund’s annual operating expenses, as stated in the current prospectus. Refer to the Financial Highlights for a more current expense ratio.

PORTFOLIO MANAGER’S COMMENTARY

Stratton Real Estate Fund — Andrew T. DiZio, CFA, President

The first half of 2014 saw REITs rebound from 2013’s marked underperformance relative to the broader equity market. The sector was helped by a decline in the 10-year U.S. Treasury to 2.51% from 3.03%, as well as the recognition that last year’s second half decline was overdone. At the company level, operating results matched improving sentiment. Positive leasing metrics, driven by an improving economy and limited new supply across all property types, were reported by most REITs. Against this backdrop, the Stratton Real Estate Fund produced a net return of +17.12% in the first half of 2014, which compares to the +16.25% return of the FTSE NAREIT All Equity REITs Index and +17.68% return of the MSCI U.S. REIT Index. For comparison, the broader S&P 500® Index returned +7.14% through June 30.

Within the FTSE NAREIT All Equity REITs Index, Residential was the top performing property subsector during the first six months of 2014. Reduced expectations for the pace of a single-family housing recovery boosted the outlook for multifamily rental demand. Multifamily also benefitted from the relatively short duration of its leases; apartment operators’ ability to re-price tenant leases annually offers short-term revenue upside as the economy improves. Lodging and Self Storage, the other property types with short-term leases, have similarly performed well year-to-date. At the opposite end of the lease length spectrum, the Health Care subsector also generated above-average returns in the first half of the year, driven by the aforementioned decline in interest rates.

The Fund’s year-to-date outperformance relative to its index, the FTSE NAREIT All Equity REITs Index, was helped by stock selection within the Lodging, Residential, and Retail subsectors. The Fund’s underexposure to Timber and avoidance of Infrastructure, the two worst performing subsectors in the first half of the year, also drove relative outperformance. Negative stock selection within the Diversified and Industrial/Office subsectors was the only relative detractor to performance.

The main changes to the Fund’s property subsector exposure through June of 2014 were an increase in Lodging and Residential weighting and a decrease in Retail and Diversified. Notable new purchases in the first six months of the year included Vornado Realty Trust (1.2%) and Trade Street Residential, Inc. (0.6%). The Fund also added to existing holdings of Chesapeake Lodging Trust (2.3%), Ryman Hospitality Properties, Inc. (2.1%), and Essex Property Trust, Inc. (2.8%). Notable sales included the Fund’s eliminations of DuPont Fabros Technology, Inc., Equity One, Inc., and Kimco Realty Corp.

REITs’ year-to-date rebound from 2013’s lackluster performance has been encouraging, though the positive influence of falling interest rates is undeniable. Should Treasury bonds reverse their recent move, we are mindful that REITs have historically underperformed broad equity indices during periods of rising interest rates. However, landlords are beneficiaries of a concomitant improving economy and REITs have still tended to appreciate while outperforming fixed income indices. With the aforementioned dynamics in mind, we believe Real Estate has a place in investor portfolios as a complement to broad equity and fixed income holdings. Our investment process continues to focus on owning REITs that create value organically, and we look for these “value creation” strategies to outperform regardless of the interest rate environment. We expect those REITs with the ability to grow earnings and cash flow with minimal equity needs will separate themselves from the rest of the universe.

PORTFOLIO MANAGER’S COMMENTARY

Stratton Real Estate Fund — Andrew T. DiZio, CFA, President

Portfolio holdings are as of 6/30/14. They are subject to change and risk at any time. The Fund may invest in REITs, which may be negatively affected by conditions in the real estate industry, such as declining property values due to unanticipated economic developments. The Fund may invest in debt securities which may fall in value if interest rates rise. The Fund may also invest in foreign securities which may cause greater volatility and less liquidity due to currency fluctuations, political instability and other economic factors. Investors may incur a fee of 1.50% if shares are redeemed or exchanged within 120 days of purchase.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

STRATTON REAL ESTATE FUND,

THE S&P 500® INDEX1 AND THE FTSE NAREIT ALL EQUITY REITs INDEX2

TEN YEAR PERFORMANCE (6/30/04 - 6/30/14)

[1]

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole. It is not possible to invest directly in an index.

[2]

The FTSE NAREIT All Equity REITs Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 50% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of June 30, 2014, the FTSE NAREIT All Equity REITs Index was comprised of 152 REITs. It is not possible to invest directly in an index.

[3]	The Fund’s annual operating expenses, as stated in the current prospectus. Refer to the Financial Highlights for a more current expense ratio.

PORTFOLIO MANAGER’S COMMENTARY

Stratton Small Cap Value Fund — Gerald M. Van Horn, CFA, President

While the domestic equity market continued to register solid gains through the first six months of 2014, it was anything but a smooth ride. Despite meaningful sell-offs beginning in January and March, the small cap equity market managed to post respectable gains as the Russell 2000® Index finished the period with a return of +3.19%. Value outperformed Growth within the broad benchmark as the Russell 2000® Value Index posted a return of +4.20% compared to the Russell 2000® Growth Index return of +2.22%.

With the exception of the Energy sector, economic sector performance within the Russell 2000® Index skewed toward traditionally conservative areas such as Utilities, Health Care, and Consumer Staples. The leadership by such defensive areas of the market coincided with a decline in interest rates - propping up rate-sensitive groups such as REITs and Utilities - as well as heightened geopolitical tensions and cloudy domestic economic data. More cyclical areas of the market such as the Producer Durables and Consumer Discretionary sectors – also among the market leaders of 2013 – lagged through the first six months of 2014.

The Stratton Small Cap Value Fund posted a return of +6.82% during the first six months of 2014, outperforming the Russell 2000® Value Index by 262 basis points. The greatest contributor to relative performance during the period was positive stock selection within the Technology, Producer Durables, Energy, and Materials & Processing sectors. Notably strong performance during the period came from Technology holdings NetScout Systems, Inc. (2.1%) and RF Micro Devices, Inc. (1.4%), Producer Durables holdings Trinity Industries, Inc. (2.4%) and United Rentals, Inc. (3.1%), Energy holdings Carrizo Oil & Gas, Inc. (2.2%) and Bonanza Creek Energy, Inc. (1.8%), and Materials & Processing holdings PolyOne Corp. (2.6%) and Belden, Inc. (2.6%).

Relative performance during the period was hindered by the Fund’s underexposure to the Utility sector – as well as negative stock selection within the group – and negative stock selection within the Health Care sector. Within the Utility sector, Fund holding Southwest Gas Corp. (1.2%) lagged its peers following disappointing second quarter earnings. Within the Health Care sector, holding West Pharmaceutical Services, Inc. (2.1%) lagged its peers, also on the heels of a slight earnings disappointment.

Our outlook for the domestic small cap equity market is largely unchanged. We remain encouraged by domestic economic trends and have positioned the portfolio accordingly. We continue to prefer equities with outsized domestic revenue exposure given the current global macroeconomic environment. In addition, we feel that leadership by cyclically-oriented companies and those with greater domestic revenue exposure will continue to benefit the small cap equity space.

PORTFOLIO MANAGER’S COMMENTARY

Stratton Small Cap Value Fund — Gerald M. Van Horn, CFA, President

Portfolio holdings are as of 6/30/14. They are subject to change and risk at any time. The Fund is suitable for those who are comfortable with the high degree of market risk and illiquidity concerns that may come with small cap stock investing. The Fund may invest in strategies that are considered risky or invest in stocks of companies that are undervalued which may cause greater volatility and less liquidity. The Fund may invest in REITs, which may be negatively affected by conditions in the real estate industry, such as declining property values due to unanticipated economic developments. Investors may incur a fee of 1.50% if shares are redeemed or exchanged within 120 days of purchase.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

STRATTON SMALL CAP VALUE FUND,

THE RUSSELL 2000® VALUE INDEX1 AND THE RUSSELL 2000® INDEX2

TEN YEAR PERFORMANCE (6/30/04 - 6/30/14)

[1]

The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

[2]

The Russell 2000® Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of June 30, 2014) of the investable U.S. equity market. It is not possible to invest directly in an index.

[3]	The Fund’s annual operating expenses, as stated in the current prospectus. Refer to the Financial Highlights for a more current expense ratio.

FUND HIGHLIGHTS June 30, 2014 (unaudited)

Stratton Mid Cap Value Fund

	June 30, 2014	December 31, 2013
Net Assets	$107,599,244	$67,936,995
Net Asset Value Per Share	$55.48	$51.63
Shares Outstanding	1,939,317	1,315,838

Semi-Annual Portfolio Changes New Holdings (% of Net Assets)	Eliminated Holdings

Activision Blizzard, Inc. (1.9%)	Agrium, Inc.

American Financial Group, Inc. (2.0%)	Bed Bath & Beyond, Inc.

DDR Corp. (1.3%)	Kimco Realty Corp.

ICON Plc (1.6%)	NetApp, Inc.

Mohawk Industries, Inc. (2.1%)

The Macerich Co. (1.3%)

Sector Categories (% of Net Assets)

Health Care	13.2%	Retailing	6.9%	Chemicals	2.0%
Industrial	12.7%	Insurance/Services	4.0%	Aerospace/Defense	1.4%
Banking/Financial	11.9%	Basic Materials	3.9%	Construction	1.2%
Energy	10.0%	Consumer Staples	3.2%	Consumer Services	1.1%
REITs	9.7%	Utilities	2.2%
Technology	7.9%	Consumer Durables	2.1%

Ten Largest Holdings*
	Market Value	% of NA
Phillips 66	$ 2,501,373	2.3%
Mylan, Inc.	2,423,320	2.3%
Actavis Plc	2,408,940	2.2%
Southwest Gas Corp.	2,380,829	2.2%
United Rentals, Inc.	2,377,371	2.2%
Affiliated Managers Group, Inc.	2,362,100	2.2%
Generac Holdings, Inc.	2,329,772	2.2%
KeyCorp	2,284,202	2.1%
Fiserv, Inc.	2,268,032	2.1%
PTC, Inc.	2,250,400	2.1%
	$23,586,339	21.9%

*Excludes short-term holdings.

Portfolio holdings are subject to change, risk and may not represent current compositions of the portfolio.

FUND HIGHLIGHTS June 30, 2014 (unaudited)

Stratton Real Estate Fund

	June 30, 2014	December 31, 2013
Net Assets	$85,603,434	$78,589,045
Net Asset Value Per Share	$34.35	$29.86
Shares Outstanding	2,491,929	2,632,232

Semi-Annual Portfolio Changes New Holdings (% of Net Assets)	Eliminated Holdings

Rayonier Advanced Materials, Inc. (0.4%)	DuPont Fabros Technology, Inc.
Trade Street Residential, Inc. (0.6%)	Equity One, Inc.
Vornado Realty Trust (1.2%)	Kimco Realty Corp.

Sector Categories (% of Net Assets)

Regional Malls	18.0%	Industrial	4.8%
Apartments	16.6%	Net Lease	4.4%
Lodging	14.4%	Storage	4.4%
Office	12.9%	Diversified	3.3%
Health Care	8.5%	Timber	1.4%
Shopping Centers	7.7%

Ten Largest Holdings*
	Market Value	% of NA
Simon Property Group, Inc.	$ 6,111,954	7.1%
SL Green Realty Corp.	3,282,300	3.8%
The Macerich Co.	3,003,750	3.5%
General Growth Properties, Inc.	2,709,400	3.2%
UDR, Inc.	2,576,700	3.0%
EastGroup Properties, Inc.	2,569,200	3.0%
Marriott International, Inc., Class A	2,564,000	3.0%
Acadia Realty Trust	2,457,875	2.9%
Essex Property Trust, Inc.	2,403,830	2.8%
Alexandria Real Estate Equities, Inc.	2,329,200	2.7%
	$30,008,209	35.0%

*Excludes short-term holdings.

Portfolio holdings are subject to change, risk and may not represent current compositions of the portfolio.

FUND HIGHLIGHTS June 30, 2014 (unaudited)

Stratton Small Cap Value Fund

	June 30, 2014	December 31, 2013
Net Assets	$1,393,866,318	$1,161,329,024
Net Asset Value Per Share	$78.31	$73.31
Shares Outstanding	17,799,996	15,841,618

Semi-Annual Portfolio Changes New Holdings (% of Net Assets)	Eliminated Holdings

Glimcher Realty Trust (0.9%)	Aaron’s, Inc.
Ryman Hospitality Properties, Inc. (1.2%)	The Jones Group, Inc.
Worthington Industries, Inc. (0.9%)

Sector Categories (% of Net Assets)

Industrial	16.9%	Utilities	5.8%	Capital Goods	1.6%
Banking/Financial	16.3%	Health Care	4.5%	Business Services	1.2%
Technology	13.7%	Retailing	4.3%	Insurance/Services	1.1%
Energy	7.4%	Consumer Staples	3.1%	Construction	1.0%
REITs	7.4%	Consumer Durable	2.1%
Basic Materials	6.2%	Aerospace/Defense	2.1%

Ten Largest Holdings*
	Market Value	% of NA
United Rentals, Inc.	$43,372,987	3.1%
EnerSys, Inc.	37,156,919	2.7%
PolyOne Corp.	36,703,940	2.6%
Belden, Inc.	36,313,136	2.6%
Trinity Industries, Inc.	33,227,200	2.4%
PAREXEL International Corp.	32,911,394	2.4%
Carrizo Oil & Gas, Inc.	30,983,461	2.2%
Signature Bank	29,652,300	2.1%
NetScout Systems, Inc.	29,581,431	2.1%
West Pharmaceutical Services, Inc.	29,530,218	2.1%
	$339,432,986	24.3%

*Excludes short-term holdings.

Portfolio holdings are subject to change, risk and may not represent current compositions of the portfolio.

SCHEDULE OF INVESTMENTS June 30, 2014 (unaudited)

Stratton Mid Cap Value Fund

	Number of Shares	Market Value (Note 1)

COMMON STOCKS – 93.4%
Aerospace/Defense – 1.4%
Moog, Inc. Class A†	20,900	$1,523,401

Banking/Financial – 11.9%
Affiliated Managers Group, Inc.†	11,500	2,362,100
Ameriprise Financial, Inc.	18,000	2,160,000
East West Bancorp, Inc.	61,300	2,144,887
First Republic Bank/CA	36,500	2,007,135
KeyCorp	159,400	2,284,202
SVB Financial Group†	16,100	1,877,582

		12,835,906

Basic Materials – 3.9%
Avery Dennison Corp.	41,400	2,121,750
CF Industries Holdings, Inc.	8,500	2,044,505

		4,166,255

Chemicals – 2.0%
Westlake Chemical Corp.	25,500	2,135,880

Construction – 1.2%
Beacon Roofing Supply, Inc.†	39,800	1,318,176

Consumer Durables – 2.1%
Mohawk Industries, Inc.†	16,200	2,241,108

Consumer Services – 1.1%
Hertz Global Holdings, Inc.†	41,900	1,174,457

Consumer Staples – 3.2%
Casey’s General Stores, Inc.	26,700	1,876,743
Energizer Holdings, Inc.	13,200	1,610,796

		3,487,539

Energy – 10.0%
Cabot Oil & Gas Corp.	58,200	1,986,948
Continental Resources, Inc.†	10,700	1,691,028
Ensco Plc Class A	22,800	1,266,996
Kodiak Oil & Gas Corp.†	118,400	1,722,720
Phillips 66	31,100	2,501,373
Superior Energy Services, Inc.	43,600	1,575,704

		10,744,769

Health Care – 13.2%
Actavis Plc†	10,800	2,408,940
Becton, Dickinson & Co.	10,900	1,289,470
ICON Plc†	36,800	1,733,648
Mylan, Inc.†	47,000	2,423,320
PerkinElmer, Inc.	46,200	2,164,008
Thermo Fisher Scientific, Inc.	18,900	2,230,200

	Number of Shares	Market Value (Note 1)

Health Care – continued
Zimmer Holdings, Inc.	18,500	$1,921,410

		14,170,996

Industrial – 12.7%
Actuant Corp. Class A	42,100	1,455,397
Chicago Bridge & Iron Co. N.V.	31,200	2,127,840
Generac Holdings, Inc.†	47,800	2,329,772
MasTec, Inc.†	54,400	1,676,608
Trinity Industries, Inc.	44,000	1,923,680
United Rentals, Inc.†	22,700	2,377,371
WESCO International, Inc.†	20,200	1,744,876

		13,635,544

Insurance/Services – 4.0%
American Financial Group, Inc.	36,400	2,167,984
Torchmark Corp.	26,700	2,187,264

		4,355,248

REITs – 9.7%
DDR Corp.	80,600	1,420,978
EastGroup Properties, Inc.	23,100	1,483,713
Highwoods Properties, Inc.	53,000	2,223,350
The Macerich Co.	21,300	1,421,775
Medical Properties Trust, Inc.	133,100	1,762,244
RLJ Lodging Trust	74,400	2,149,416

		10,461,476

Retailing – 6.9%
ANN, Inc.†	43,100	1,773,134
Cabela’s, Inc.†	30,000	1,872,000
Macy’s, Inc.	37,500	2,175,750
VF Corp.	24,700	1,556,100

		7,376,984

Technology – 7.9%
Activision Blizzard, Inc.	92,100	2,053,830
Fiserv, Inc.†	37,600	2,268,032
PTC, Inc.†	58,000	2,250,400
Skyworks Solutions, Inc.	40,900	1,920,664

		8,492,926

Utilities – 2.2%
Southwest Gas Corp.	45,100	2,380,829

Total Common Stocks (Cost $75,952,197)		100,501,494

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2014 (unaudited) (continued)

Stratton Mid Cap Value Fund

	Principal Amount	Market Value (Note 1)

SHORT-TERM INVESTMENTS – 6.7%
BNY Mellon Cash Reserve 0.01%, due 07/01/14	$7,217,681	$7,217,681

Total Short-Term Investments (Cost $7,217,681)		7,217,681

Total Investments — 100.1% (Cost $83,169,878*)		107,719,175
Liabilities in Excess of Other Assets — (0.1%)		(119,931)

NET ASSETS — 100.0%		$107,599,244

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $83,169,878 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$24,549,297
Gross unrealized depreciation	-

Net unrealized appreciation	$24,549,297

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2014 (unaudited)

Stratton Real Estate Fund

	Number of Shares	Market Value (Note 1)

COMMON STOCKS – 96.4%
Apartments – 16.6%
American Campus Communities, Inc.	30,000	$1,147,200
Camden Property Trust	30,000	2,134,500
Education Realty Trust, Inc.	150,000	1,611,000
Equity Residential	35,000	2,205,000
Essex Property Trust, Inc.	13,000	2,403,830
Post Properties, Inc.	30,000	1,603,800
Trade Street Residential, Inc.	69,200	518,308
UDR, Inc.	90,000	2,576,700

		14,200,338

Diversified – 3.3%
Digital Realty Trust, Inc.	30,000	1,749,600
Vornado Realty Trust	10,000	1,067,300

		2,816,900

Health Care – 8.5%
Health Care REIT, Inc.	26,000	1,629,420
Medical Properties Trust, Inc.	160,000	2,118,400
Omega Healthcare Investors, Inc.	50,000	1,843,000
Ventas, Inc.	26,000	1,666,600

		7,257,420

Industrial – 4.8%
EastGroup Properties, Inc.	40,000	2,569,200
First Industrial Realty Trust, Inc.	80,000	1,507,200

		4,076,400

Lodging – 14.4%
Chesapeake Lodging Trust	65,000	1,964,950
Hersha Hospitality Trust	225,000	1,509,750
LaSalle Hotel Properties	45,000	1,588,050
Marriott International, Inc. Class A	40,000	2,564,000
RLJ Lodging Trust	60,000	1,733,400
Ryman Hospitality Properties, Inc.	37,000	1,781,550
Sunstone Hotel Investors, Inc.	81,414	1,215,511

		12,357,211

	Number of Shares	Market Value (Note 1)

Net Lease – 4.4%
National Retail Properties, Inc.	50,000	$1,859,500
WP Carey, Inc.	30,000	1,932,000

		3,791,500

Office – 12.9%
Alexandria Real Estate Equities, Inc.	30,000	2,329,200
Brandywine Realty Trust	125,000	1,950,000
Highwoods Properties, Inc.	50,000	2,097,500
Hudson Pacific Properties, Inc.	55,000	1,393,700
SL Green Realty Corp.	30,000	3,282,300

		11,052,700

Regional Malls – 18.0%
General Growth Properties, Inc.	115,000	2,709,400
Glimcher Realty Trust	185,000	2,003,550
The Macerich Co.	45,000	3,003,750
Simon Property Group, Inc.	36,757	6,111,954
Tanger Factory Outlet Centers, Inc.	45,000	1,573,650

		15,402,304

Shopping Centers – 7.7%
Acadia Realty Trust	87,500	2,457,875
DDR Corp.	126,264	2,226,034
Federal Realty Investment Trust	16,000	1,934,720

		6,618,629

Storage – 4.4%
CubeSmart	90,000	1,648,800
Sovran Self Storage, Inc.	27,000	2,085,750

		3,734,550

Timber – 1.4%
Rayonier Advanced Materials, Inc.†	8,333	322,904
Rayonier, Inc.	25,000	888,750

		1,211,654

Total Common Stocks (Cost $60,175,935)		82,519,606

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2014 (unaudited) (continued)

Stratton Real Estate Fund

	Principal Amount	Market Value (Note 1)

SHORT-TERM INVESTMENTS – 3.9%
BNY Mellon Cash Reserve 0.01%, due 07/01/14	$3,326,246	$3,326,246

Total Short-Term Investments (Cost $3,326,246)		3,326,246

Total Investments — 100.3% (Cost $63,502,181*)		85,845,852
Liabilities in Excess of Other Assets — (0.3%)		(242,418)

NET ASSETS — 100.0%		$85,603,434

†	Non-income producing security
*	Aggregate cost is $63,502,181 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$24,034,703
Gross unrealized depreciation	(1,691,032)

Net unrealized appreciation	$22,343,671

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2014 (unaudited)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note 1)

COMMON STOCKS – 94.7%
Aerospace/Defense – 2.1%
Moog, Inc. Class A†	401,525	$29,267,157

Banking/Financial – 16.3%
Affiliated Managers Group, Inc.†	125,500	25,777,700
Community Bank System, Inc.	457,050	16,545,210
First Midwest Bancorp, Inc.	385,250	6,560,807
Glacier Bancorp, Inc.	460,100	13,057,638
IBERIABANK Corp.	260,950	18,055,131
MB Financial, Inc.	508,850	13,764,393
Northwest Bancshares, Inc.	1,108,221	15,038,559
Signature Bank†	235,000	29,652,300
SVB Financial Group†	239,000	27,872,180
Umpqua Holdings Corp.	843,091	15,108,190
United Bankshares, Inc.	421,950	13,641,643
Webster Financial Corp.	485,900	15,325,286
Wintrust Financial Corp.	374,000	17,204,000

		227,603,037

Basic Materials – 6.2%
Compass Minerals International, Inc.	137,200	13,135,528
PolyOne Corp.	871,000	36,703,940
Silgan Holdings, Inc.	471,600	23,966,712
Worthington Industries, Inc.	287,721	12,383,512

		86,189,692

Business Services – 1.2%
Cardtronics, Inc.†	479,975	16,357,548

Capital Goods – 1.6%
Oshkosh Corp.	409,700	22,750,641

Construction – 1.0%
Beacon Roofing Supply, Inc.†	424,100	14,046,192

Consumer Durable – 2.1%
Jarden Corp.†	495,000	29,378,250

Consumer Staples – 3.1%
Casey’s General Stores, Inc.	344,700	24,228,963
Dean Foods Co.	1,038,750	18,271,613

		42,500,576

Energy – 7.4%
Bonanza Creek Energy, Inc.†	443,700	25,375,203
Cabot Oil & Gas Corp.	434,600	14,837,244
Carrizo Oil & Gas, Inc.†	447,350	30,983,461
Kodiak Oil & Gas Corp.†	1,259,150	18,320,633
Superior Energy Services, Inc.	376,678	13,613,143

		103,129,684

	Number of Shares	Market Value (Note 1)

Health Care – 4.5%
PAREXEL International Corp.†	622,850	$32,911,394
West Pharmaceutical Services, Inc.	700,100	29,530,218

		62,441,612

Industrial – 16.9%
Actuant Corp. Class A	514,650	17,791,451
Chicago Bridge & Iron Co. N.V.	330,100	22,512,820
Crane Co.	376,500	27,996,540
EnerSys, Inc.	540,150	37,156,919
Generac Holdings, Inc.†	489,200	23,843,608
MasTec, Inc.†	945,950	29,154,179
Trinity Industries, Inc.	760,000	33,227,200
United Rentals, Inc.†	414,141	43,372,987

		235,055,704

Insurance/Services – 1.1%
Selective Insurance Group, Inc.	597,250	14,764,020

REITs – 7.4%
Glimcher Realty Trust	1,200,000	12,996,000
Highwoods Properties, Inc.	440,964	18,498,440
Home Properties, Inc.	250,350	16,012,386
Medical Properties Trust, Inc.	1,376,150	18,220,226
Ryman Hospitality Properties, Inc.	341,000	16,419,150
SL Green Realty Corp.	188,000	20,569,080

		102,715,282

Retailing – 4.3%
ANN, Inc.†	437,348	17,992,497
Brinker International, Inc.	446,700	21,731,955
Cabela’s, Inc.†	333,189	20,790,993

		60,515,445

Technology – 13.7%
Anixter International, Inc.†	290,500	29,070,335
Belden, Inc.	464,600	36,313,136
CACI International, Inc. Class A†	224,300	15,748,103
NetScout Systems, Inc.†	667,150	29,581,431
ON Semiconductor Corp.†	1,751,550	16,009,167
PTC, Inc.†	672,350	26,087,180
RF Micro Devices, Inc.†	2,082,000	19,966,380
Solera Holdings, Inc.	270,000	18,130,500

		190,906,232

Utilities – 5.8%
Avista Corp.	530,986	17,798,651
El Paso Electric Co.	448,931	18,051,515
Portland General Electric Co.	432,450	14,993,041

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS June 30, 2014 (unaudited) (continued)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note 1)

Utilities – continued
Southwest Gas Corp.	322,060	$17,001,547
UNS Energy Corp.	225,300	13,610,373

		81,455,127

Total Common Stocks (Cost $717,495,513)		1,319,076,199

	Principal Amount
SHORT-TERM INVESTMENTS – 5.5%
BNY Mellon Cash Reserve 0.01%, due 07/01/14	$76,968,835	76,968,835

Total Short-Term Investments (Cost $76,968,835)		76,968,835

Total Investments — 100.2% (Cost $794,464,348*)		1,396,045,034
Liabilities in Excess of Other Assets — (0.2%)		(2,178,716)

NET ASSETS — 100.0%		$1,393,866,318

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $794,464,348 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$602,811,629
Gross unrealized depreciation	(1,230,943)

Net unrealized appreciation	$601,580,686

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2014 (unaudited)

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund

ASSETS:
Investments in securities at value (cost $83,169,878, $63,502,181 and $794,464,348, respectively) (Note 1)	$107,719,175	$85,845,852	$1,396,045,034
Dividends and interest receivable	65,350	341,501	1,326,868
Receivable for shares sold	155,646	1,327	5,650,145
Prepaid expenses	18,186	16,770	36,362

Total Assets	107,958,357	86,205,450	1,403,058,409

LIABILITIES:
Payable for shares redeemed	61,467	10,108	1,304,616
Payable for investment securities purchased	205,023	509,787	6,693,886
Accrued Advisory fees	63,141	43,809	939,991
Accrued Audit fees	13,965	16,742	21,354
Accrued Accounting/Administration services fees	7,340	7,187	56,025
Accrued Transfer Agent fees	3,855	7,353	84,274
Accrued Printing and Postage expenses	1,826	2,620	35,281
Accrued Directors’ fees	433	376	6,186
Accrued expenses and other liabilities	2,063	4,034	50,478

Total Liabilities	359,113	602,016	9,192,091

NET ASSETS:
Applicable to 1,939,317; 2,491,929 and 17,799,996 shares outstanding, respectively[1]	$107,599,244	$85,603,434	$1,393,866,318

Net asset value, offering and redemption price per share[2]	$55.48	$34.35	$78.31

SOURCE OF NET ASSETS:
Paid-in capital	$92,634,938	$56,982,977	$775,492,471
Undistributed net investment income (loss)	(38,240)	628,664	312,553
Accumulated net realized gain (loss) on investments	(9,546,751)	5,648,122	16,480,608
Net unrealized appreciation on investments	24,549,297	22,343,671	601,580,686

Net Assets	$107,599,244	$85,603,434	$1,393,866,318

[1]

Mid Cap Value Fund: $0.10 par value, 10,000,000 shares authorized; Real Estate Fund: $1.00 par value, 10,000,000 shares authorized; Small Cap Value Fund: $0.001 par value, 200,000,000 shares authorized.

[2]	Redemption price may vary based on length of time held (Note 1).

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2014 (unaudited)

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund

INCOME:
Dividends	$358,411	$1,424,912	$6,957,141
Interest	235	145	2,687

Total Income	358,646	1,425,057	6,959,828

EXPENSES:
Advisory fees (Note 2)	278,249	254,089	5,348,652
Accounting/Administration services fees	42,398	42,252	326,100
Audit fees	13,965	16,742	21,354
Custodian fees	5,662	6,914	58,830
Directors’ fees	3,151	3,572	52,771
Legal fees	1,856	2,068	30,836
Miscellaneous expenses	3,716	4,238	43,010
Printing and Postage expenses	3,197	4,332	92,204
Registration fees	12,483	13,275	22,986
Taxes other than income taxes	2,725	3,323	42,708
Transfer Agent fees	29,484	45,547	607,824

Total Expenses	396,886	396,352	6,647,275

Net Investment Income (Loss)	(38,240)	1,028,705	312,553

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	1,767,429	1,092,616	16,979,791
Net increase in unrealized appreciation/depreciation on investments	3,818,403	10,785,306	62,232,268

Net Realized and Unrealized Gain on Investments	5,585,832	11,877,922	79,212,059

Net Increase in Net Assets Resulting From Operations	$5,547,592	$12,906,627	$79,524,612

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund		Real Estate Fund
	6 Months Ended 6/30/14*	Year Ended 12/31/13	6 Months Ended 6/30/14*	Year Ended 12/31/13
OPERATIONS:
Net investment income (loss)	$(38,240)	$(14,275)	$1,028,705	$1,340,941
Net realized gain on investments	1,767,429	4,849,799	1,092,616	4,671,946
Net increase (decrease) in unrealized appreciation/depreciation on investments	3,818,403	14,356,455	10,785,306	(3,974,614)

Net Increase in Net Assets Resulting From Operations	5,547,592	19,191,979	12,906,627	2,038,273

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ($0.00, $0.00, $0.62 and $0.15 per share, respectively)	—	—	(1,517,996)	(421,306)
From realized gains on investments ($0.00, $0.00, $0.00 and $0.67 per share, respectively)	—	—	—	(1,746,059)

Total Distributions	—	—	(1,517,996)	(2,167,365)

CAPITAL SHARE TRANSACTIONS[1]	34,108,075	(3,951,646)	(4,375,246)	(5,368,952)

REDEMPTION FEES	6,582	80	1,004	6,290

Total Increase (Decrease) in Net Assets	39,662,249	15,240,413	7,014,389	(5,491,754)
NET ASSETS:
Beginning of period	67,936,995	52,696,582	78,589,045	84,080,799

End of period (including undistributed net investment income (loss) of $(38,240), $0, $628,664 and $1,117,955, respectively)	$107,599,244	$67,936,995	$85,603,434	$78,589,045

	Small Cap Value Fund
	6 Months Ended 6/30/14*	Year Ended 12/31/13
OPERATIONS:
Net investment income (loss)	$312,553	$(207,768)
Net realized gain on investments	16,979,791	36,804,487
Net increase in unrealized appreciation/depreciation on investments	62,232,268	291,077,367

Net Increase in Net Assets Resulting From Operations	79,524,612	327,674,086

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains on investments ($0.00 and $3.53 per share, respectively)	—	(54,312,844)

Total Distributions	—	(54,312,844)

CAPITAL SHARE TRANSACTIONS[1]	152,977,053	58,173,210

REDEMPTION FEES	35,629	69,967

Total Increase in Net Assets	232,537,294	331,604,419
NET ASSETS:
Beginning of Period	1,161,329,024	829,724,605

End of period (including undistributed net investment income of $312,553 and $0, respectively)	$1,393,866,318	$1,161,329,024

*	Unaudited

[1]	A summary of capital share transactions is on the following page.

See accompanying Notes to Financial Statements.

CAPITAL SHARE TRANSACTIONS

	Mid Cap Value Fund
	6 Months Ended 6/30/14*		Year Ended 12/31/13
	Shares	Value	Shares	Value
Shares issued	670,907	$36,621,181	29,311	$1,268,747
Shares redeemed	(47,428)	(2,513,106)	(119,995)	(5,220,393)

Net Increase (Decrease)	623,479	$34,108,075	(90,684)	$(3,951,646)

	Real Estate Fund
	6 Months Ended 6/30/14*		Year Ended 12/31/13
	Shares	Value	Shares	Value
Shares issued	28,736	$929,372	153,461	$5,030,038
Shares reinvested from net investment income and capital gains distributions	34,099	1,165,515	59,827	1,787,365

	62,835	2,094,887	213,288	6,817,403
Shares redeemed	(203,138)	(6,470,133)	(385,689)	(12,186,355)

Net Decrease	(140,303)	$(4,375,246)	(172,401)	$(5,368,952)

	Small Cap Value Fund
	6 Months Ended 6/30/14*		Year Ended 12/31/13
	Shares	Value	Shares	Value
Shares issued	3,327,542	$255,671,493	3,106,040	$203,246,571
Shares reinvested from capital gains distributions	—	—	714,665	49,183,280

	3,327,542	255,671,493	3,820,705	252,429,851
Shares redeemed	(1,369,164)	(102,694,440)	(2,962,293)	(194,256,641)

Net Increase	1,958,378	$152,977,053	858,412	$58,173,210

*	Unaudited

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (unaudited)

Note 1. – Significant Accounting Policies

Stratton Mutual Funds (the “Funds”) consist of Stratton Mid Cap Value Fund, Inc. (“Mid Cap Value Fund”), Stratton Real Estate Fund, Inc. (“Real Estate Fund”) and The Stratton Funds, Inc., which operates as a series, consisting of Stratton Small Cap Value Fund (“Small Cap Value Fund”). The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds offer diversified portfolios.

Investments in the Funds normally consist of common stock and securities convertible into or exchangeable into common stock. Each Fund has specific investment objectives:

The objective of Mid Cap Value Fund is to seek long-term growth of capital, with current income from interest and dividends as a secondary objective.

The objective of Real Estate Fund is to seek total return through investment in real estate securities.

The objective of Small Cap Value Fund is to seek long-term capital appreciation.

Due to the inherent risk of investments there can be no assurance that the objectives of the Funds will be met.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (unaudited)

The summary of inputs used to value each Fund’s net assets as of June 30, 2014 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$107,719,175	$85,845,852	$1,396,045,034
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$107,719,175	$85,845,852	$1,396,045,034

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2014, the Funds did not recognize any transfers to/from Level 1 or 2.

C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

D. Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for the four-year period ended December 31, 2013, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

E. Use of Estimates in Financial Statements – In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. Other – Security transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

G. Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions paid to shareholders is determined by reference to income as determined for income tax purposes, after giving effect to temporary differences between the financial reporting and tax basis of assets and liabilities, rather than income as determined for financial reporting purposes.

H. REITs – The Funds make certain investments in Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (unaudited)

for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Accordingly, a portion of the Funds’ distributions may be designated as a return of capital.

I. Redemption/Exchange Fee – The Funds may impose a redemption fee of 1.50% on shares that are redeemed within 120 days of purchase. The charge is assessed on an amount equal to the net asset value of the shares at the time of redemption. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees returned to the assets of the Funds are reflected in the Statements of Changes in Net Assets. Certain exceptions to the redemption fee may apply as more fully described in the Funds’ Prospectus.

Note 2. – During the six months ended June 30, 2014, the Funds paid advisory fees to Stratton Management Company (the “Advisor”) as follows: Mid Cap Value Fund – $278,249; Real Estate Fund – $254,089; Small Cap Value Fund – $5,348,652. Management services are provided by the Advisor under agreements whereby the Advisor furnishes all investment advice, office space and facilities to the Funds and pays the salaries of the Funds’ officers. In return for these services, Mid Cap Value Fund, Real Estate Fund and Small Cap Value Fund pay to the Advisor a monthly management fee at annual rates of 0.75%, 0.625% and 0.90% of each Fund’s respective average daily net assets.

The officers and Directors of the Funds who are also officers, directors or employees of the Advisor receive no direct compensation from the Funds for services to them. Each Director who is not an officer, director or employee of the Advisor receives $3,000 for each meeting attended and an annual retainer of $9,000.

The Bank of New York Mellon serves as the Funds’ custodian. Foreside Funds Distributors LLC serves as the Funds’ principal underwriter for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund. BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ administrator, fund accounting services provider and transfer agent.

Note 3. – Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Cost of purchases	$36,881,037	$3,627,827	$164,456,961
Proceeds of sales	$7,491,751	$9,522,888	$33,026,985

Note 4. – Distributions to Shareholders

The tax character of distributions paid during 2013 was as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Distributions paid from:
Ordinary income	$—	$425,119	$—
Long-term capital gain	—	1,742,246	54,312,844

Total Distributions	$—	$2,167,365	$54,312,844

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (unaudited)

The tax character of distributions paid during the year ending December 31, 2014, will be reported in the Funds’ December 31, 2014 Annual Report.

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Undistributed net investment income	$—	$1,117,955	$—
Undistributed realized capital gains	—	4,671,919	—
Capital loss carryforward	(11,264,289)	—	—
Deferred qualified late-year losses	(49,891)	—	(499,183)
Unrealized appreciation (depreciation)	20,730,894	11,441,952	539,348,418

Total Accumulated Earnings	$9,416,714	$17,231,826	$538,849,235

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the deferral of losses on wash sales.

As of December 31, 2013, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes of $5,500,079 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund had deferred short-term qualified late-year capital losses of $49,891 and the Small Cap Value Fund had deferred long-term qualified late-year capital losses of $499,183 for the year ending December 31, 2013. The Real Estate Fund had no deferred qualified late-year losses for the year ending December 31, 2013.

Note 5. – Reclassification

Permanent differences, incurred during the year ended December 31, 2013, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain (loss) and paid-in capital as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Decrease paid-in capital	$(14,275)	$—	$(207,768)
Increase (Decrease) undistributed net investment income	$14,275	$(20)	$207,768
Increase accumulated net realized gain (loss)	$—	$20	$—

Note 6. – Indemnification

Under the Funds’ organizational documents, their officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (unaudited)

Note 7. – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the Financial Statements.

FINANCIAL HIGHLIGHTS

Stratton Mid Cap Value Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	6 Months Ended	Year Ended December 31,
	6/30/14*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$51.63	$37.47	$32.65	$37.20	$33.13	$26.70

Income From Investment Operations
Net investment income (loss)	(0.03)[1]	(0.01)[1]	0.19 [1]	0.13 [1]	0.11 [1]	0.17
Redemption fees	— [2]	— [2]	— [2]	— [2]	— [2]	— [2]
Net gains (losses) on securities (both realized and unrealized)	3.88	14.17	4.84	(4.53)	4.07	6.46

Total From Investment Operations	3.85	14.16	5.03	(4.40)	4.18	6.63

Less Distributions
Dividends (from net investment income)	—	—	(0.21)	(0.15)	(0.11)	(0.17)
Distributions (in excess of net investment income)	—	—	—	—	—	(0.03)

Total Distributions	—	—	(0.21)	(0.15)	(0.11)	(0.20)

Net Asset Value, End of Period	$55.48	$51.63	$37.47	$32.65	$37.20	$33.13

Total Return	7.46%[3]	37.79%	15.40%	(11.84%)	12.64%	24.84%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$107,599	$67,937	$52,697	$52,374	$70,826	$73,020
Ratio of expenses to average net assets	1.07%[4]	1.16%	1.21%	1.18%	1.14%	1.19%
Ratio of net investment income to average net assets	(0.10%)[4]	(0.02%)	0.54%	0.36%	0.34%	0.54%
Portfolio turnover rate	10.47%[3]	24.21%	63.11%	33.56%	30.74%	30.91%

*	Unaudited
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not Annualized
[4]	Annualized

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Stratton Real Estate Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	6 Months Ended	Year Ended December 31,
	6/30/14*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$29.86	$29.98	$26.98	$26.49	$21.87	$17.19

Income From Investment Operations
Net investment income	0.41 [1]	0.49 [1]	0.44 [1]	0.41 [1]	0.46 [1]	0.59
Redemption fees	— [2]	— [2]	— [2]	— [2]	— [2]	0.01
Net gains on securities (both realized and unrealized)	4.70	0.21	4.50	0.99	4.46	4.83

Total From Investment Operations	5.11	0.70	4.94	1.40	4.92	5.43

Less Distributions
Dividends (from net investment income)	(0.62)	(0.15)	(0.38)	(0.60)	(0.30)	(0.59)
Distributions (from capital gains)	—	(0.67)	(1.56)	(0.31)	—	—
Return of capital	—	—	—	—	—	(0.16)

Total Distributions	(0.62)	(0.82)	(1.94)	(0.91)	(0.30)	(0.75)

Net Asset Value, End of Period	$34.35	$29.86	$29.98	$26.98	$26.49	$21.87

Total Return	17.12%[3]	2.35%	18.61%	5.35%	22.60%	33.90%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$85,603	$78,589	$84,081	$78,321	$78,189	$74,307
Ratio of expenses to average net assets	0.97%[4]	0.97%	1.01%	1.03%	1.04%	1.13%
Ratio of net investment income to average net assets	2.53%[4]	1.55%	1.47%	1.53%	1.92%	3.61%
Portfolio turnover rate	4.58%[3]	17.75%	27.62%	14.66%	7.16%	19.08%

*	Unaudited
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not Annualized
[4]	Annualized

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Stratton Small Cap Value Fund

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

	6 Months Ended	Year Ended December 31,
	6/30/14*	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$73.31	$55.38	$49.79	$49.62	$40.37	$34.25

Income From Investment Operations
Net investment income (loss)	0.02 [1]	(0.01)[1]	0.07 [1]	(0.06)[1]	(0.04)[1]	(0.04)
Redemption fees	— [2]	— [2]	— [2]	— [2]	— [2]	0.01
Net gains on securities (both realized and unrealized)	4.98	21.47	7.39	0.23	9.29	6.15

Total From Investment Operations	5.00	21.46	7.46	0.17	9.25	6.12

Less Distributions
Dividends (from net investment income)	—	—	(0.08)	—	—	—
Distributions (from capital gains)	—	(3.53)	(1.79)	—	—	—

Total Distributions	—	(3.53)	(1.87)	—	—	—

Net Asset Value, End of Period	$78.31	$73.31	$55.38	$49.79	$49.62	$40.37

Total Return	6.82%[3]	39.24%	15.10%	0.34%	22.91%	17.87%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,393,866	$1,161,329	$829,725	$771,646	$855,494	$855,576
Ratio of expenses to average net assets	1.12%[4]	1.15%	1.19%	1.20%	1.22%	1.28%
Ratio of net investment income (loss) to average net assets	0.05%[4]	(0.02%)	0.12%	(0.11%)	(0.10%)	(0.12%)
Portfolio turnover rate	2.84%[3]	9.18%	11.02%	15.58%	6.47%	23.53%

*	Unaudited
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not Annualized
[4]	Annualized

See accompanying Notes to Financial Statements.

ADDITIONAL INFORMATION

(unaudited)

Disclosure of Fund Expenses

As a shareholder of the Funds, you may incur two types of costs: (1) redemption fees if you redeem or exchange shares within 120 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the numbers in the first line under the heading entitled “Expenses Paid During Six Month Period Ending 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ADDITIONAL INFORMATION (continued)

(unaudited)

Mid Cap Value Fund

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Six Month Period Ending 6/30/14*
Actual	$1,000.00	$1,074.60	$5.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Real Estate Fund

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Six Month Period Ending 6/30/14*
Actual	$1,000.00	$1,171.20	$5.22
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Six Month Period Ending 6/30/14*
Actual	$1,000.00	$1,068.20	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ADVISORY AGREEMENTS

(unaudited)

Board Consideration and Re-Approval of Existing Investment Advisory Agreements

The Directors of the Stratton Funds unanimously approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between each Fund and the Advisor at a meeting (the “Meeting”) held on April 29, 2014.

In advance of the Meeting, the Directors received various materials from the Advisor and others. The materials provided to the Directors, included, among other things, (i) a memorandum prepared by the law firm of Drinker Biddle & Reath LLP, outlining the Directors’ duties and the applicable legal standards for the consideration of the renewal of the Advisory Agreements; (ii) a report prepared by Lipper, an independent company, which included comparative performance and expense information for the Funds and other investment companies with similar portfolio characteristics (“Lipper Report”); (iii) a report from the Advisor which outlined the services that the Advisor performs (and proposes to continue to perform) for the Funds; (iv) information about the Advisor’s organization and personnel; (v) the consolidated financial statements of the Advisor’s parent company and its subsidiaries; (vi) the Advisor’s Policies and Procedures Manual and Code of Ethics; (vii) the Advisor’s Form ADV; (viii) information on brokerage commission, soft dollar relationships and other statistics for the Funds; and (ix) current Advisory Agreements.

Prior to voting, the Directors reviewed the materials with management and counsel. The Independent Directors of the Funds also discussed the proposed continuances in a private session at which no representatives of the Advisor were present. In reaching their determinations relating to continuance of the Advisory Agreements with respect to each of the Funds, the Directors reviewed and discussed various factors, the information provided by the Advisor at the Meeting and at other times throughout the year, and other relevant information including, but not limited to, the following:

The nature, extent, and quality of the services to be provided by the Advisor

The Directors noted that the Advisor manages the investment of the assets of the Funds, including making purchases and sales of portfolio securities consistent with the Funds’ investment objectives and policies. Although the Funds retain BNY Mellon Investment Servicing (US) Inc. to provide accounting and administrative services, the Advisor also provides the Funds with certain other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Funds) and with certain executive personnel necessary for its operations. The Advisor pays all of the compensation of the officers of the Funds who are employees of the Advisor.

The Directors noted that the scope of services provided under the Advisory Agreements continues to expand as a result of regulatory and other developments. The Directors considered the quality of the investment research capabilities of the Advisor and the other resources the Advisor has dedicated to performing services for the Funds. The Directors reviewed the backgrounds of the Advisor’s key personnel, which were included in the Meeting materials. The quality of other services, including the Advisor’s assistance in the coordination of the activities of some of the other service providers for the Funds, was also considered.

The Directors also considered the nature and quality of the services provided by the Advisor to the Funds in light of their experience as Directors of the Funds, their confidence in the Advisor’s integrity and competence gained from that experience and the Advisor’s responsiveness to concerns raised by them in the past.

The Directors concluded that the Advisor has the quality and depth of personnel and investment methods essential to perform its duties under the Advisory Agreements and that the nature and the proposed cost of such advisory services are fair and reasonable in light of the services provided.

ADVISORY AGREEMENTS (continued)

(unaudited)

The Advisor’s historical performance in managing the Funds

The Directors reviewed information pertaining to the performance of each Fund. This data compared the performance of each Fund to the performance of certain funds in its peer group, as categorized by Lipper, an independent third party, over annualized one-, two-, three-, four-, five- and ten-year periods ended at March 31, 2014. Based upon their review, the Directors concluded that the investment performance of the Funds was historically positive. With regard to its peers and category universe in the Lipper Report, the Mid Cap Value Fund’s performance was positive, and above average over the one- and two- year periods. With regard to their peers and category universe in the Lipper Report, the Real Estate Fund’s investment performance lagged in all periods, but was still positive, while the Small Cap Value Fund’s investment performance was above average for all periods. The Directors noted that, in addition to the information received for the Meeting, they also receive detailed performance information for the Funds at each regular Board meeting during the year. The Directors also considered the performance of other accounts of the Advisor and noted that the performance was similar to that of the Funds.

The costs of the services provided by the Advisor and the profits expected to be realized by the Advisor and its affiliates from their relationship with the Funds

The Directors considered the costs of the services provided by the Advisor, and reviewed the financial statements and profitability of the Advisor. The Directors considered that the Advisor’s relationship with the Funds is one of its largest sources of revenue. The Directors considered the number and cost of Advisor employees dedicated to servicing the Funds. The Directors considered certain benefits the Advisor realizes due to its relationship with the Funds. In particular, they noted that the Advisor has soft dollar arrangements under which certain brokers may provide industry research to the Advisor’s portfolio managers through the use of a portion of the brokerage commissions generated from the Advisor’s trading activities on behalf of the Funds. The Directors acknowledged that the Funds’ shareholders also benefit from these soft dollar arrangements because the Advisor is able to receive such research, which is used in the management of the portfolios of each Fund.

The Directors also considered other benefits relating to the relationship between the Advisor and the Funds. The Directors also considered the advisory fees and net total expenses of each Fund in comparison to the advisory fees and net total expenses of funds within each Fund’s Lipper Report peer group. The comparative information showed that the Funds’ advisory fees and net total expenses generally compare well to those of other similar funds.

The extent to which economies of scale could be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of shareholders

The Directors also considered possible economies of scale that the Advisor could achieve in its management of the Funds. They considered the anticipated asset levels of the Funds, the information provided by the Advisor relating to its estimated costs, and information comparing the fee rates charged by the Advisor with fee rates charged by other unaffiliated investment advisors to their clients. The Directors considered that the fee structure currently does not account for a sharing of economies of scale as the Funds’ assets increase. The Directors considered that the assets of each of the Mid Cap Value Fund and the Small Cap Value Fund had increased in the past year. The Directors noted that possible future economies of scale might accrue once the Funds’ assets increase further. The Directors concluded that the current fee structure is reasonable in view of the information provided by the Advisor.

ADVISORY AGREEMENTS (continued)

(unaudited)

Summary

Based on a review of all the factors that had been considered in their totality, the Directors, including all of the Independent Directors, determined that each Fund’s advisory fee is fair and reasonable with respect to the quality of services that the Advisor provides and in light of the other factors that had been discussed as deemed relevant by the Directors. The Directors noted that they had based their decision on evaluation of all of the factors as a whole and did not consider any one factor as all-important or controlling in determining whether to approve the Advisory Agreements.

SHAREHOLDER INFORMATION

(unaudited)

General Information on the Funds

Requests for a Prospectus, application, financial information (including past performance figures or any additional information on the Funds), and the available programs may be directed to the Funds’ toll free number at 1-800-472-4266 or by visiting our website at www.strattonfunds.com.

Share Price Information

The Funds’ daily net asset values (“NAV”) can be found on our website at www.strattonfunds.com. Ticker symbols for Mid Cap Value Fund, Real Estate Fund and Small Cap Value Fund are STRGX, STMDX and STSCX, respectively.

Minimum Investment

The minimum amount for the initial purchase of shares of each Fund is $2,000 for shares purchased in non-retirement accounts. Subsequent purchases may be made in amounts of $100 or more. The minimum amount for the initial purchase of shares of each Fund is $500 for shares purchased in retirement accounts. There is no minimum amount for subsequent purchases of Fund shares in retirement accounts.

Redemption/Exchange Fees

The Funds may assess a redemption fee of 1.50% of the total redemption proceeds if shares are sold or exchanged within 120 days after the purchase date. This fee is retained by the Funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The Funds, in their discrection, are authorized to waive the redemption fee as set forth in the Funds’ Prospectus.

Dividends and Distributions

The Funds have made certain investments in REITs that pay dividends to their shareholders based on available funds from operations. It is quite common for these dividends to exceed a REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in their distributions to their shareholders and, accordingly, a portion of each Fund’s distributions to shareholders may be reclassified as a return of capital at the end of the fiscal year. Therefore, Forms 1099-DIV for the Funds may not be available until March. The Real Estate Fund may declare and pay dividends, if any, on a semi-annual basis; however, it may declare and pay dividends more frequently. The Mid Cap Value and Small Cap Value Funds may declare and pay dividends, if any, from net investment income semi-annually and annually, respectively. Each Fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis so as to avoid incurring any Fund level income or excise taxes, or for other reasons. Any distribution paid necessarily reduces a Fund’s NAV per share by the amount of the distribution. Unless a shareholder elects to receive distributions in cash, distributions will be reinvested in additional shares of the appropriate Fund.

Available Programs

Automatic Investment Plan

Shares of a Fund may be purchased in non-retirement accounts through our Automatic Investment Plan. This plan provides a convenient method by which investors may have monies debited directly from their checking, savings or bank money market accounts for investment in a Fund. Participation in this plan requires a $2,000 initial minimum balance and a minimum monthly investment of $100. Only an account maintained at a domestic financial institution that is an Automated Clearing House member may participate in the plan.

SHAREHOLDER INFORMATION (continued)

(unaudited)

Systematic Cash Withdrawal Plan

Shares of a Fund may be automatically redeemed through our Systematic Cash Withdrawal Plan. Participation in this plan requires a minimum account balance of $10,000 and a minimum monthly withdrawal of $50.

Retirement and Education Plans

Shares of the Funds are available for purchase through individual retirement accounts, other retirement plans and education savings accounts. Applications for these plans and further details about procedures to be followed are available by calling 1-800-472-4266, or by visiting the Funds’ website at www.strattonfunds.com.

Proxy Voting

For free information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, or to obtain a free copy of the Funds’ complete proxy voting policies and procedures, call 1-800-472-4266, or visit the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files a schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Forms N-Q also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Existing Shareholder Account Services

Shareholders seeking information regarding their accounts (including additional purchase or redemption requests) and other Fund services can access their accounts on line at www.strattonfunds.com, or call 1-800-472-4266 or write the transfer agent at the following addresses:

via First Class Mail	via Express Delivery
Stratton Mutual Funds	Stratton Mutual Funds
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P. O. Box 9801	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

Investment Portfolio Activities

Questions regarding any of the Funds’ investment portfolios should be directed to the Funds’ Advisor:

Stratton Management Company

150 South Warner Road, Suite 460

King of Prussia, PA 19406

Please do not send account-related correspondence, including transaction requests, to the Advisor. Doing so may delay the processing of your account-related request.

DIRECTORS

Gerald M. Van Horn, CFA, Chairman
Bernard A. Francis, Jr.
Brian G. Peirce
Lois Rothenberger
Frank Thomas
Joel H. Wilson
Harold L. Zuber, Jr.

OFFICERS

Shawn M. Gallagher, CFA
President
Stratton Mid Cap Value Fund

Andrew T. DiZio, CFA
President
Stratton Real Estate Fund

Gerald M. Van Horn, CFA
President
Stratton Small Cap Value Fund

Lynne M. Cannon
Chief Compliance Officer &
Chief Financial Officer

Michelle A. Whalen
Assistant Vice President

Patricia L. Sloan
Secretary & Treasurer

INVESTMENT ADVISOR

CUSTODIAN BANK

The Bank of New York Mellon
One Wall Street
New York, NY 10286

TRANSFER AGENT & DIVIDEND PAYING AGENT

Stratton
MUTUAL FUNDS

Visit Stratton Mutual Funds at www.strattonfunds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Stratton Funds, Inc.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date August 26, 2014

By (Signature and Title)* /s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer (principal financial officer)

Date August 26, 2014

* Print the name and title of each signing officer under his or her signature.